Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Balance Sheet Components
Balance Sheet Components

5.    Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30,	December 31,
	2024	2023
Prepaid operating expenses	$253,973	$216,875
Rent deposit	27,458	28,400
Value added tax receivable	48,177	116,095
Tax credit receivable (short-term)	25,045	102,151
Miscellaneous receivable	859,271	363,260
Prepaid expenses and other current assets	$1,213,924	$826,781

Capitalized internal-use software, net

Capitalized internal-use software, net as of as of September 30, 2024 and December 31, 2023 consisted of the following:

		September 30,	December 31,
	Useful Lives	2024	2023
Internally developed software	5 Years	$4,363,338	$3,901,801
Less: Accumulated depreciation		(2,830,981)	(2,429,427)
Capitalized internal-use software, net		$1,532,357	$1,472,374

Amortization expense is recognized on a straight-line basis and during the three months ended September 30, 2024 and 2023 totaled $141 thousand and $140 thousand, respectively. Amortization expense during the nine months ended September 30, 2024 and 2023 totaled $419 thousand, respectively.

As of September 30, 2024, the Company determined that $24 thousand of Capitalized internal-use software were impaired. The impaired Capitalized internal-use software was expensed to Research and development during the nine months ended September 30, 2024.

Property and equipment, net

Property and equipment, net as of as of September 30, 2024 and December 31, 2023 consisted of the following:

		September 30,	December 31,
	Useful Lives	2024	2023
Computer equipment	3-4 Years	$154,181	$152,014
Furniture and fixtures	10 Years	34,675	28,052
Property and equipment, gross		188,856	180,066
Less: Accumulated depreciation		(149,031)	(123,630)
Property and equipment, net		$39,825	$56,436

Depreciation expense is recognized on a straight-line basis and during the three months ended September 30, 2024 and 2023 totaled $8 thousand and $10 thousand, respectively. Depreciation expense during the nine months ended September 30, 2024 and 2023 totaled $27 thousand and $62 thousand, respectively.

Accrued expenses

Accrued expenses as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30,	December 31,
	2024	2023
Compensation payable	$672,587	$377,403
Commission liability	19,885	26,863
Accrued employee taxes	890,411	624,525
Other accrued liabilities	87,377	115,099
Accrued expenses	$1,670,260	$1,143,890

4.    Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets as of December 31, 2023 and 2022 consisted of the following:

	As of December 31,
	2023	2022
Prepaid operating expenses	$216,875	$225,756
Rent deposit	28,400	55,981
Value added tax receivable	116,095	71,742
Tax credit receivable (short-term)	102,151	218,239
Miscellaneous receivable	363,260	8,368
Prepaid expenses and other current assets	$826,781	$580,086

Capitalized internal-use software, net

Capitalized internal-use software, net as of December 31, 2023 and 2022 consisted of the following:

		As of December 31,
	Useful Lives	2023	2022
Internally developed software	5 Years	$3,901,801	$3,314,450
Less: Accumulated depreciation		(2,429,427)	(1,895,778)
Capitalized internal-use software, net		$1,472,374	$1,418,672

Amortization expense is recognized on a straight-line basis and for the years ended December 31, 2023 and 2022 totaled $557 thousand and $517 thousand, respectively.

The Company determined that as of December 31, 2023, $19 thousand of Capitalized internal - use software was impaired. The impaired Capitalized internal - use software was expensed to Research and development during the year ended December 31, 2023.

Property and equipment, net

Property and equipment, net as of December 31, 2023 and 2022 consisted of the following:

		As of December 31,
	Useful Lives	2023	2022
Computer equipment	3-4 Years	$152,014	$148,832
Furniture and fixtures	10 Years	28,052	27,220
Mobile hardware	2.5 years	—	297,150
Property and equipment, gross		180,066	473,202
Less: Accumulated depreciation		(123,630)	(172,538)
Property and equipment, net		$56,436	$300,664

Depreciation expense is recognized on a straight-line basis and for the years ended December 31, 2023 and 2022 totaled $72 thousand and $136 thousand, respectively.

On April 26, 2023, the Company sold a portion of the mobile hardware for a gross sales price of $180 thousand and a gain of $108 thousand. On May 26, 2023, the Company sold another portion of the mobile hardware for a gross sales price of $197 thousand and a gain of $108 thousand.

Accrued expenses

Accrued expenses as of December 31, 2023 and 2022 consisted of the following:

	As of December 31,
	2023	2022
Compensation payable	$377,403	$171,851
Commission liability	26,863	58,771
Accrued employee taxes	624,525	591,992
Accrued mobile expenses	—	177,099
Other accrued liabilities	115,099	100,111
Accrued expenses	$1,143,890	$1,099,824